GOING CONCERN (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Going Concern
Net loss	$ 7,735,453	$ 6,528,082	$ 10,247,133	$ 38,043,362
Working capital deficit	$ 16,044,544		$ 17,655,720